Accounts payable - Schedule of Accounts Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Suppliers	$ 2,837,447	$ (347,447)	$ 2,354,495	$ 1,808,751
Other suppliers	566,296		182,759	109,472
Interest payable	647,096		456,599	420,048
Direct or short term employee benefits	209,897		165,189	116,924
Others	746,355		661,079	102,727
Total	$ 5,007,091		$ 3,820,121	$ 2,557,922